Jul. 29, 2025
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.60%

[1] The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

[2] Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$61
3 Years	$192

1 Year	$61
3 Years	$192

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the SEI Select Emerging Markets Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers.

Equity securities include common stocks, participation notes and depositary receipts of all capitalization ranges. The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund. Investments in China may include depositary receipts, variable interest entities (VIEs) and shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai-Hong Kong Stock Connect program and Shenzhen-Hong Kong Stock Connect program (collectively, Stock Connect). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of emerging market issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Performance

The Fund commenced operations on October 8, 2024. Because the Fund did not have a full calendar year of performance as of July 31, 2025, performance results have not been provided. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund's website at www.seic.com/asset-management/etfs/select-etfs.